Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Other revenue	$ 56,000	$ 0
Total revenues	56,000	0
Operating expenses:
Research and development	8,271,119	9,680,775
General and administrative	1,760,658	1,237,234
Total operating expenses	10,031,777	10,918,009
Loss from operations	(9,975,777)	(10,918,009)
Other income (expense):
Interest income	867,771	1,393,005
Gain on disposal of assets	1,863	0
Loss before income taxes	(9,106,143)	(9,525,004)
Income tax (expense) benefit	(8,883)	(5,252)
Net loss	(9,115,026)	(9,530,256)
Other comprehensive loss
Foreign currency translation adjustments	(10,876)	(10,141)
Total comprehensive loss	$ (9,125,902)	$ (9,540,397)
Net loss per share of common stock - basic	$ (2.51)	$ (2.6)
Net loss per share of common stock - diluted	$ (2.51)	$ (2.6)
Weighted-average shares of common stock outstanding - basic	3,629,573	3,669,916
Weighted-average shares of common stock outstanding - diluted	3,629,573	3,669,916